Goodwill - Schedule of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	£ 9,847	£ 9,532
Exchange adjustments	(118)	315
Goodwill at end of period	£ 9,729	£ 9,847